Tangible assets (Tables)	12 Months Ended
Dec. 31, 2019
Tangible assets
Changes in tangible assets in the consolidated balance sheets
The changes in Tangible assets in the consolidated balance sheets were as follows:

Million euros
	Tangible assets				Of which: Right-of-use for operating lease
	For own use	Leased out under an operating lease	Investment property	Total	For own use	Leased out under an operating lease	Investment property	Total
Cost:
Balances at 1 January 2017	18,112	18,238	3,465	39,815
Additions / disposals (net) due to change in the scope of consolidation	1,740	205	—	1,945
Additions / disposals (net)	781	2,445	(100)	3,126
Transfers, exchange differences and other items	(1,357)	(2,215)	(223)	(3,795)
Balances at 31 December 2017	19,276	18,673	3,142	41,091
Additions / disposals (net) due to change in the scope of consolidation	34	44	(630)	(552)
Additions / disposals (net)	589	5,545	(182)	5,952
Transfers, exchange differences and other items	(1,164)	825	48	(291)
Balances at 31 December 2018	18,735	25,087	2,378	46,200
IFRS 16 Adoption impact	6,693	—	—	6,693	6,693	—	—	6,693
Balances at 1 January 2019	25,428	25,087	2,378	52,893	6,693	—	—	6,693
Additions / disposals (net) due to change in the scope of consolidation	(5)	—	(15)	(20)	—	—	—	—
Additions / disposals (net)	1,863	3,148	(310)	4,701	(997)*	—	—	(997)
Transfers, exchange differences and other items	(178)	(3,781)	(603)	(4,562)	(10)	—	—	(10)
Balances at 31 December 2019	27,108	24,454	1,450	53,012	5,686	—	—	5,686

Accumulated depreciation:
Balances at 1 January 2017	(10,211)	(5,169)	(197)	(15,577)
Disposals due to change in the scope of consolidation	—	—	—	—
Disposals	478	639	8	1,125
Charge for the year	(1,165)	—	(25)	(1,190)
Transfers, exchange differences and other items	(22)	(1,574)	25	(1,571)
Balances at 31 December 2017	(10,920)	(6,104)	(189)	(17,213)
Disposals due to change in the scope of consolidation	(12)	(34)	—	(46)
Disposals	629	413	17	1,059
Charge for the year	(1,159)	—	(13)	(1,172)
Transfers, exchange differences and other items	938	(2,679)	(14)	(1,755)
Balances at 31 December 2018	(10,524)	(8,404)	(199)	(19,127)
IFRS 16 Adoption impact	—	—	—	—	—	—	—	—
Balances at 1 January 2019	(10,524)	(8,404)	(199)	(19,127)	—	—	—	—
Disposals due to change in the scope of consolidation	3	—	6	9	—	—	—	—
Disposals	356	2,149	32	2,537	37	—	—	37
Charge for the year	(2,021)	—	(14)	(2,035)	(807)	—	—	(807)
Transfers, exchange differences and other items	212	1,045	31	1,288	5	—	—	5
Balances at 31 December 2019	(11,974)	(5,210)	(144)	(17,328)	(765)	—	—	(765)
* Includes contract extensions on operating leases.

Million euros
	Tangible assets				Of which: Right-of-use for operating lease
	For own use	Leased out under an operating lease	Investment property	Total	For own use	Leased out under an operating lease	Investment property	Total
Impairment losses:
Balances at 1 January 2017	(41)	(159)	(752)	(952)
Impairment charge for the year	(16)	(42)	(21)	(79)
Releases	4	—	3	7
Disposals due to change in the scope of consolidation	—	(2)	(1)	(3)
Exchange differences and other	(24)	5	142	123
Balances at 31 December 2017	(77)	(198)	(629)	(904)
Impairment charge for the year	(30)	(56)	(8)	(94)
Releases	6	—	5	11
Disposals due to change in the scope of consolidation	—	—	—	—
Exchange differences and other	40	15	16	71
Balances at 31 December 2018	(61)	(239)	(616)	(916)
IFRS 16 Adoption impact	—	—	—	—	—	—	—	—
Balances at 1 January 2019	(61)	(239)	(616)	(916)	—	—	—	—
Impairment charge for the year	(14)	(12)	(36)	(62)	—	—	—	—
Releases	8	6	3	17	—	—	—	—
Disposals due to change in the scope of consolidation	—	—	—	—	—	—	—	—
Exchange differences and other	(26)	222	316	512	—	—	—	—
Balances at 31 December 2019	(93)	(23)	(333)	(449)	—	—	—	—

Tangible assets, net:
Balances at 31 December 2017	8,279	12,371	2,324	22,974
Balances at 31 December 2018	8,150	16,444	1,563	26,157
IFRS 16 Adoption impact	6,693	—	—	6,693	6,693	—	—	6,693
Balances at 1 January 2019	14,843	16,444	1,563	32,850	6,693	—	—	6,693
Balances at 31 December 2019	15,041	19,221	973	35,235	4,921	—	—	4.921

Disclosure of maturity analysis of operating lease payments
In addition, the maturity analysis of the payments for assets leased out under operating leases from Santander Consumer USA Holdings Inc. is as follows:

Million euros
2019
Maturity Analysis
2020	2,467
2021	6,330
2022	5,474
2023	1,362

Property, plant and equipment for own use
Tangible assets
Detail by class of asset of property, plant and equipment -for own use in the consolidated balance sheets
The detail, by class of asset, of Property, plant and equipment which is owned by the Group in the consolidated balance sheets is as follows:

Million euros
	Tangible assets for own use				Of which: Right-of-use for operating lease
	Cost	Accumulated depreciation	Impairment losses	Carrying amount
Land and buildings	5,892	(2,014)	(77)	3,801
IT equipment and fixtures	5,608	(4,422)	—	1,186
Furniture and vehicles	7,213	(4,391)	—	2,822
Construction in progress and other items	563	(93)	—	470
Balances at 31 December 2017	19,276	(10,920)	(77)	8,279

Land and buildings	6,127	(2,056)	(61)	4,010
IT equipment and fixtures	5,605	(4,455)	—	1,150
Furniture and vehicles	6,686	(3,946)	—	2,740
Construction in progress and other items	317	(67)	—	250
Balances at 31 December 2018	18,735	(10,524)	(61)	8,150

Land and buildings	13,972	(2,889)	(93)	10,990	4,908
IT equipment and fixtures	5,995	(4,808)	—	1,187	2
Furniture and vehicles	6,952	(4,216)	—	2,736	11
Construction in progress and other items	189	(61)	—	128	—
Balances at 31 December 2019	27,108	(11,974)	(93)	15,041	4,921